Accrued maintenance liability (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Maintenance Liability [Roll Forward]
Accrued maintenance liability at beginning of period	$ 3,327,347	$ 2,863,730
Maintenance payments received	462,937	442,130
Maintenance payments returned	(81,268)	(178,364)
Release to income other than upon sale	(76,389)	(112,413)
Lessor contribution, top-ups and other	(73,104)	(33,048)
Accrued maintenance liability at end of period	3,468,886	2,979,269
Non-cash investing and financing activities
Maintenance Liability [Roll Forward]
Release to income upon sale	$ (90,637)	$ (2,766)